UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22499

The Cushing Renaissance Fund
 (Exact name of registrant as specified in charter)

8117 Preston Road, Suite 440, Dallas, TX 75225
 (Address of principal executive offices) (Zip code)

Jerry V. Swank
8117 Preston Road, Suite 440, Dallas, TX 75225
(Name and address of agent for service)

214-692-6334
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2017

Item 1. Schedule of Investments.

The Cushing Renaissance Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2017

		Fair
Common Stock - 62.6%	Shares	Value
Chemicals - 8.7%
Netherlands - 4.2%
LyondellBasell Industries NV(1)	51,000	$4,620,090
United States - 4.5%
Olin Corporation	25,000	805,750
The Dow Chemical Company(1)	25,000	1,666,250
W.R. Grace & Company	33,500	2,394,580
		9,486,670
Diversified General Partners - 6.2%
United States - 6.2%
Andeavor(1)	67,475	6,757,622

Exploration & Production - 12.7%
Netherlands - 5.5%
Royal Dutch Shell Plc	110,000	6,069,800
United Kingdom - 4.4%
BP Plc	140,000	4,862,200
United States - 2.8%
QEP Resources, Inc.(2)	240,000	1,812,000
RSP Permian, Inc.(1)(2)	38,158	1,197,398
		13,941,398
General Partners - 4.1%
United States - 4.1%
Targa Resources Corporation(1)	100,125	4,462,571

Industrials - 4.2%
United States - 4.2%
Dover Corporation(1)	54,000	4,583,520

Integrated Oil & Gas - 2.1%
Canada - 2.1%
Cenovus Energy, Inc.	293,000	2,291,260

Oil & Gas Refining & Marketing - 3.3%
United States - 3.3%
HollyFrontier Corporation	113,500	3,553,685

Oil Services - 3.1%
Netherlands Antilles - 1.7%
Schlumberger Ltd	30,000	1,905,300
United States - 1.4%
Halliburton Company(1)	40,000	1,558,800
		3,464,100
Refiners - 9.3%
United States - 9.3%
CVR Energy, Inc.(1)	100,000	2,142,000
PBF Energy, Inc.(1)	150,000	3,552,000
Phillips 66(1)	54,000	4,525,740
		10,219,740

Utilities - 8.9%
United States - 8.9%
Exelon Corporation(1)	58,400	2,211,608
FirstEnergy Corporation(1)	90,000	2,932,200
NRG Yield, Inc.(1)	250,000	4,625,000
		9,768,808
Total Common Stocks (Cost $61,531,115)		$68,529,374

Master Limited Partnerships and Related Companies - 29.9%
Crude Oil & Refined Products - 7.0%
United States - 7.0%
MPLX, L.P.(1)	115,000	$3,946,800
Sunoco, L.P.(1)	120,000	3,757,200
		7,704,000
Large Cap Diversified - 4.8%
United States - 4.8%
Energy Transfer Partners, L.P.(1)	275,000	5,227,750

Shipping - 11.9%
Republic of the Marshall Islands - 8.1%
GasLog Partners, L.P.	200,000	4,540,000
Golar LNG Partners, L.P.	200,000	4,396,000
United States - 3.8%
Cheniere Energy Partners, L.P.(1)	150,000	4,152,000
		13,088,000
Upstream - 0.5%
United States - 0.5%
Mid-Con Energy Partners, L.P.(3)	465,116	530,232

Yield - 5.7%
United States - 5.7%
NextEra Energy Partners, L.P.(1)	150,000	6,219,000

Total Master Limited Partnerships and Related Companies (Cost $30,298,332)		$32,768,982

Fixed Income - 28.5%
Engineering & Construction - 4.8%
United States - 4.8%
Zachry Holdings, Inc., 7.500%, due 02/01/2020(1)(4)	5,000,000	$5,175,000

Exploration & Production - 13.6%
Canada - 2.0%
MEG Energy Corporation, 6.375%, due 01/30/2023(4)	2,725,000	2,190,219
United States - 11.6%
Barrett Bill Corporation, 7.000%, due 10/15/2022(1)	2,750,000	2,392,500
Denbury Resources, Inc., 4.625%, due 07/15/2023	4,000,000	1,780,000
Murphy Oil Corporation, 6.125%, due 12/01/2042	5,000,000	4,725,000
Sanchez Energy Corporation, 6.125%, due 01/15/2023(1)	5,000,000	3,837,500
		14,925,219
Industrials - 5.8%
United States - 5.8%
H & E Equipment Services, Inc., 7.000%, due 09/01/2022(1)	1,500,000	1,558,125
H&E Equipment Services, Inc., 5.625%, due 09/01/2025(4)	500,000	517,500
United Rentals North American, Inc., 5.750%, due 11/15/2024(1)	4,000,000	4,296,200
		6,371,825

Refiners - 4.3%
United States - 4.3%
PBF Holding Company, LLC / PBF Finance Corporation, 7.000%, due 11/15/2023	4,655,000	4,689,912
Total Fixed Income (Cost $34,897,050)		$31,161,956

Short-Term Investments - Investment Companies - 1.1%
United States - 1.1%
Fidelity Government Portfolio Fund - Institutional Class, 0.90%(5)	302,915	$302,915
First American Prime Obligations Fund - Class Z, 0.88%(5)	302,914	302,914
Invesco Short-Term Government & Agency Portfolio - Institutional Class, 0.93%(5)	302,915	302,915
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 0.89%(5)	302,915	302,915
Total Short-Term Investments - Investment Companies (Cost $1,211,659)		$1,211,659

Total Investments - 122.1% (Cost $127,938,156)		$133,671,971
Liabilities in Excess of Other Assets - (22.1%)		(24,215,784)
Net Assets Applicable to Common Stockholders - 100.0%		$109,456,187

SCHEDULE OF WRITTEN OPTIONS - (0.1)%
United States - (0.1)%	Contracts
Energy Transfer Partners LP
Expiration: September 2017, Exercise Price $21.00	(1,100)	$(2,200)
Exelon Corporation
Expiration: October 2017, Exercise Price $39.00	(300)	(13,500)
Halliburton Company
Expiration: September 2017, Exercise Price $42.50	(200)	(600)
LyondellBasell Industries NV
Expiration: September 2017, Exercise Price $90.00	(300)	(39,000)
NextEra Energy Partners LP
Expiration: September 2017, Exercise Price $40.00	(600)	(45,000)
Targa Resources Corporation
Expiration: September 2017, Exercise Price $48.00	(400)	(2,000)

Total Written Options (Proceeds $119,321)		$(102,300)

(1)	All or a portion of these securities are held as collateral pursuant to the loan agreements.
(2)	No distribution or dividend was made during the period ended August 31, 2017. As such, it is classified as a non-income producing security as of August 31, 2017.
(3)
Restricted security.  Fair valued by the Adviser using the Fund's valuation prodecures and subsequently ratified by the Board of Trustees.  The position was acquired on October 7, 2016 at $1,000,000 and the fair value accounted for 0..48% of the Fund's net assets as of August 31, 2017.

(4)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  These securities have been deemed to be liquid by the Fund's adviser under the supervision of the Board of Directors.  As of August 31, 2017, the value of these investments was $7,882,719 or 7.20% of total net assets.

(5)	Rate reported is the current yield as of August 31, 2017.

Tax Basis

The cost basis of investments for federal income tax purposes at August 31, 2017 was as follows*:

Cost of investments	$127,818,835
Gross unrealized appreciation	14,712,696
Gross unrealized depreciation	(8,961,860)
Net unrealized appreciation	$5,750,836

* The above table only reflects tax adjustments through November 30, 2016.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Cushing Renaissance Fund's (the "Fund") most recent semi-annual or annual report.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund's investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	August 31, 2017	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$68,529,374	$68,529,374	$-	$-
Master Limited Partnerships and Related Companies (a)	32,768,982	32,238,750	530,232	-
Total Equity Securities	101,298,356	100,768,124	530,232	-
Notes Senior Notes(a)	31,161,956	-	31,161,956	-

Total Notes	31,161,956	-	31,161,956	-
Other
Short Term Investments (a)	1,211,659	1,211,659	-	-
Total Other	1,211,659	1,211,659	-	-
Total Assets	$133,671,971	$101,979,783	$31,692,188	$-
Liabilities Written Options	$102,300	$102,300	$-	$-
Total Liabilities	$102,300	$102,300	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended August 31, 2017.

Transfers into and out of each level are measured at fair value at the end of the fiscal period.  There were no transfers between any levels during the period ended August 31, 2017.

Derivative Financial Instruments

The Fund provides disclosure regarding derivatives and hedging activity to allow investors to understand how and why the Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Fund's results of operations and financial position.

The Fund occasionally purchases and sells ("writes") put and call equity options as a source of potential protection against a broad market decline. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price ("strike price") to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Options are settled for cash.

Purchased Options — Premiums paid by the Fund for purchased options are included in the Statement of Assets and Liabilities as an investment. The option is adjusted daily to reflect the fair value of the option and any change in fair value is recorded as unrealized appreciation or depreciation of investments. If the option is allowed to expire, the Fund will lose the entire premium paid and record a realized loss for the premium amount. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain/loss or cost basis of the security.

Written Options — Premiums received by the Fund for written options are included in the Statement of Assets and Liabilities. The amount of the liability is adjusted daily to reflect the fair value of the written option and any change in fair value is recorded as unrealized appreciation or depreciation of investments. Premiums received from written options that expire are treated as realized gains. The Fund records a realized gain or loss on written options based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund has adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging ("ASC 815").  ASC 815 requires enhanced disclosures about the Fund's use of and accounting for derivative instruments and the effect of derivative instruments on the Fund's results of operations and financial position.  Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting.  Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund's derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

There were no transactions in purchased options during the period ended August 31, 2017.

Transactions in written options contracts for the period ended August 31, 2017, are as follows:

	Contracts	Premiums
Outstanding at November 30, 2016	750	$111,110
Options written	9,985	609,207
Options covered	-	-
Options expired	(3,919)	(266,312)
Options exercised	(3,916)	(334,684)
Outstanding at August 31, 2017	2,900	$119,321

The average monthly fair value of written options during the period ended August 31, 2017 was $56,086.

The effect of derivative instruments on the Statement of Operations for the period ended August 31, 2017:
Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under ASC 815	Purchased Options	Written Options	Total
Equity Contracts	$ -	$ 266,312	$ 266,312

Amount of Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under ASC 815	Purchased Options	Written Options	Total
Equity Contracts	$ -	$ 17,021	$ 17,021

Item 2. Controls and Procedures.

(a)
The Fund's President and Treasurer have concluded that the Fund's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Fund's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Fund as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Cushing Renaissance Fund

By (Signature and Title) /s/ Jerry V. Swank
                                           Jerry V. Swank, President & Chief Executive Officer

Date                                                        October 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jerry V. Swank
                                           Jerry V. Swank, President & Chief Executive Officer

Date                                                        October 20, 2017

By (Signature and Title) /s/ John H. Alban
                                           John H. Alban, Treasurer & Chief Financial Officer

Date                                                        October 20, 2017